Net Defined Benefit Liabilities - Summary of Sensitivity of the Defined Benefit Obligations (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ (77,044)
Effect on defined benefit obligation, decrease in assumption	₩ 83,574
Salary growth rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line items]
Percentage changes in assumption	0.50%
Effect on defined benefit obligation, increase in assumption	₩ 76,010
Effect on defined benefit obligation, decrease in assumption	₩ (70,874)